COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	June 30, 2020	December 31, 2019
Vessels and equipment, net	1,269	1,352
Investments in sales-type, direct financing leases and leaseback assets	446	401
Book value of consolidated assets pledged under ship mortgages	1,715	1,753

Schedule of assets with finance lease liabilities [Table]	Assets with finance lease liabilities

(in millions of $)	June 30, 2020	December 31, 2019
Vessels under finance lease, net	717	714
Investments in direct financing leases	551	563
Total book value	1,268	1,278